SEMI-ANNUAL REPORT




State Farm Balanced Fund, Inc.

ONE STATE FARM PLAZA  -  BLOOMINGTON, ILLINOIS 61710

For Account Information and Shareowner
Services:  (309) 766-2029
           (800) 447-0740













                                                                  May 31, 1998








This report is not to be distributed unless preceded or accompanied by a prospectus.

                        STATE FARM BALANCED FUND, INC.

Dear Shareowner:

     The U.S. stock market has generated strong returns over the past six and twelve month periods. The S&P 500 Index produced total returns of 15.0% and 30.6% for the six and twelve months ended May 31, 1998. The Balanced Fund, which has approximately two-thirds of its assets invested in common stocks, had total returns of 8.4% and 20.2% for the same periods.

     The portion of your Fund that is not invested in common stocks holds high quality fixed-income securities. Values of the fixed-income securities increased slightly over the past six months as interest rates declined somewhat.

     Returns earned by U.S. common stocks have been extraordinary over the past 3 1/2 years. In our opinion, returns of this magnitude are not sustainable over long periods of time. Historical studies indicate that the average annual return of the U.S. stock market was approximately 11% from 1926-97. Obviously, returns have fluctuated significantly from this average over shorter time periods.

     Business conditions are quite favorable in the United States and Europe. However, economic activity appears to be contracting in Asia. Several U.S. and European firms are experiencing significant weakness in Asian markets. Increasingly, economic activity and financial markets are linked globally.

     We are confident that common stock investments in growing companies with fine managements will produce satisfactory long-term results. Your Fund manages risk through fundamental analysis and broad diversification. Most of the time fixed income investments held by the Fund should serve to provide shareowners higher levels of income and smaller changes in net asset values than is likely from a portfolio that contains only common stocks.

     Returns to shareowners depend primarily on results achieved by the Fund's common stock portfolio. When measured by virtually all general standards, U.S. Common stocks are selling at the high end of historical valuation levels. We encourage a disciplined long-term program of periodic investments in the Balanced Fund. Such an investment program allows shareholders to capture the benefits of dollar cost averaging and to participate in any long-term appreciation of common stock prices.

     The directors have declared a semi-annual income dividend of $.83 per share which was paid on June 15, 1998. It was used to purchase additional shares for your account unless you have elected to receive payment directly by check.

                                  Sincerely,


           /s/ Paul N. Eckley                       /s/ Kurt G. Moser

           Paul N. Eckley                           Kurt G. Moser
           Vice President                           Vice President

June 22, 1998

                        STATE FARM BALANCED FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

SHARES                                                                VALUE
                            COMMON STOCKS (66.3%)
              AGRICULTURE, FOODS & BEVERAGE (5.7%)
  773,804     Archer-Daniels-Midland Company                     $  14,605,551
   26,000     Campbell Soup Company                                  1,417,000
  190,000     The Coca-Cola Company                                 14,891,250
  310,000     Kellogg Company                                       12,806,875
   81,000     Pioneer Hi-Bred International, Inc.                    3,083,063
   29,000     Sara Lee Corporation                                   1,707,375
    2,600(a)  Vlasic Foods International                                56,388
                                                                 -------------
                                                                    48,567,502

              BANKS (7.4%)
   48,000     ABN AMRO Holding N.V.                                  1,161,425
   34,875     AmSouth Bancorporation                                 1,340,508
  104,500     Banc One Corporation                                   5,760,563
   35,000     First Chicago NBD Corporation                          3,060,313
    1,900     First Empire State Corporation                           965,200
   25,650     First Security Corporation                               583,537
   12,300     First Virginia Banks, Inc.                               642,675
   17,700     Golden West Financial Corporation                      1,911,600
   38,400     J.P. Morgan & Co. Incorporated                         4,768,800
  107,100     MBNA Corporation                                       3,393,731
   20,500     Northern Trust Corporation                             1,445,892
  172,800     Norwest Corporation                                    6,717,600
  180,960     Pacific Century Financial Corporation                  4,535,310
   83,462     Popular, Inc.                                          5,790,176
   99,000     Southtrust Corporation                                 4,015,688
   21,400     Suntrust Banks, Inc.                                   1,690,600
   17,600     TCF Financial Corporation                                573,100
   19,251     U.S. Bancorp                                             753,195
   75,700     Wachovia Corporation                                   6,060,731
   18,150     Washington Federal, Inc.                                 504,797
   20,100     Wells Fargo & Company                                  7,266,150
                                                                 -------------
                                                                    62,941,591

              BUILDING MATERIALS & CONSTRUCTION (.7%)
   53,400     Vulcan Materials Company                               6,060,900


                                      3

                        STATE FARM BALANCED FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

SHARES                                                                VALUE
              CHEMICALS (4.0%)
  115,000     Air Products and Chemicals, Inc.                   $  10,005,000
   23,000     The Dow Chemical Company                               2,228,125
   54,700     E.I. du Pont de Nemours and Company                    4,211,900
   98,000     Great Lakes Chemical Corporation                       3,920,000
  120,000     International Flavors & Fragrances Inc.                5,760,000
  207,000     Sigma-Aldrich Corporation                              7,555,500
                                                                 -------------
                                                                    33,680,525

              COMPUTERS AND SOFTWARE (4.4%)
    8,800     Electronic Data Systems Corporation                      320,100
  377,000     Hewlett-Packard Company                               23,421,125
   68,600     International Business Machines Corporation            8,051,925
   63,000 (a) Microsoft Corporation                                  5,343,188
                                                                 -------------
                                                                    37,136,338

              CONSUMERS & MARKETING (4.5%)
  150,000     The Gillette Company                                  17,568,750
  160,000     Hon Industries Inc.                                    5,120,000
   27,100     Jostens, Inc.                                            684,275
   16,900     McDonald's Corporation                                 1,109,063
   68,000     The Proctor & Gamble Company                           5,707,750
  172,800     Rubbermaid Incorporated                                5,637,600
   17,800     Steelcase Incorporated                                   530,662
   25,600     Unilever N.V.                                          2,020,800
                                                                 -------------
                                                                    38,378,900

              ELECTRONIC/ELECTRICAL (3.9%)
   10,100     Diebold, Inc.                                            295,425
   31,200     Emerson Electric Co.                                   1,895,400
  159,900     General Electric Company                              13,331,662
  125,700     Intel Corporation                                      8,979,694
  220,000     Raychem Corporation                                    8,277,500
                                                                 -------------
                                                                    32,779,681

              FINANCIAL SERVICES (.1%)
    9,900     The Finova Group Incorporated                            547,594


                                      4

                        STATE FARM BALANCED FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

SHARES                                                                VALUE
              HEALTH CARE (10.6%)
   38,700     Allergan, Inc.                                     $   1,625,400
  427,751     Ballard Medical Products                               9,570,929
  405,000     Biomet, Inc.                                          11,694,375
   31,025     Covance Inc.                                             657,342
  198,000     Johnson & Johnson                                     13,674,375
  212,000     Eli Lilly and Company                                 13,024,750
   10,800     Medtronic, Inc.                                          600,750
   50,000     Merck & Co., Inc.                                      5,853,125
  320,000     Pfizer Inc.                                           33,540,000
   15,512(a)  Quest Diagnostics Inc.                                   336,416
                                                                 -------------
                                                                   90,577,462
              MACHINERY & MANUFACTURING (2.1%)
  100,000     Caterpillar Incorporated                               5,493,750
  124,100     Corning Incorporated                                   4,894,194
   14,700     Deere & Company                                          762,562
   20,000     Illinois Tool Works Inc.                               1,320,000
   47,700     Minnesota Mining and Manufacturing Company             4,418,212
   84,375(a)  Osmonics, Inc.                                         1,249,805
                                                                 -------------
                                                                    18,138,523
              MEDIA & BROADCASTING (6.1%)
  331,165     The Walt Disney Company                               37,463,041
   42,000     Lee Enterprises, Inc.                                  1,275,750
   42,000     Lee Enterprises, Inc. (Class B)                        1,275,750
  173,333     Reuters Holdings PLC (ADR)                            11,873,310
                                                                 -------------
                                                                    51,887,851
              MINING AND METALS (2.5%)
  180,000     KN Energy, Inc.                                        9,742,500
   29,200     Newmont Mining Corporation                               728,175
  160,000     Nucor Corporation                                      8,240,000
   50,000     Rio Tinto PLC (ADR)                                    2,525,000
   18,750     Steel Dynamics, Inc.                                     363,281
                                                                 -------------
                                                                    21,598,956
              OIL, GAS & OTHER ENERGY(4.7%)
   68,000     Amoco Corporation                                      2,843,250
  144,000     Chevron Corporation                                   11,502,000
  152,000     Exxon Corporation                                     10,716,000
   11,800(a)  Octel Corporation                                        257,387
   65,220     Pennzoil Company                                       3,770,531
  188,700     Royal Dutch Petroleum Company (ADR)                   10,578,994
                                                                 -------------
                                                                    39,668,162
              RETAILERS (.3%)
   47,000     Wal-Mart Stores, Inc.                                  2,593,812


                                      5

                        STATE FARM BALANCED FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

SHARES                                                                VALUE
              TELECOMMUNICATIONS & EQUIPMENT (7.9%)
  258,200(a)  ADC Telecommunications, Inc.                       $   7,261,875
  170,000     AT&T Corp.                                            10,348,750
   24,000(a)  Airtouch Communications, Inc.                          1,143,000
   64,000     Ameritech Corporation                                  2,716,000
   83,000     Deutsche Telekom (ADR)                                 2,266,937
  136,000     LM Ericsson Telephone Company (ADR)                    3,791,000
  110,188     Lucent Technologies Inc.                               7,816,461
  261,000     MCI Communications Corporation                        13,955,357
   64,000     Motorola, Inc.                                         3,388,000
  385,800     SBC Communications Inc.                               14,997,975
                                                                 -------------
                                                                    67,685,355

              UTILITIES & ENERGY (1.4%)
   16,400     AES Corporation                                          780,025
   20,800     CMS Energy Corporation                                   906,100
   36,000     Duke Energy Corporation                                2,074,500
   25,200     FPL Group, Inc.                                        1,548,225
   85,000     Pacificorp                                             1,960,312
   80,000     Southern Company                                       2,125,000
   47,300     Teco Energy, Inc.                                      1,238,669
   28,000     Texas Utilities Company                                1,106,000
                                                                 -------------
                                                                    11,738,831
                                                                 -------------
                Total common stocks (cost: $237,707,985)           563,981,983

                        STATE FARM BALANCED FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                                                  VALUE
                LONG-TERM U.S. TREASURY OBLIGATIONS (27.9%)
$ 3,000,000     U.S. Treasury notes, 9.250%, due August 15, 1998                      $   3,024,150
  2,500,000     U.S. Treasury notes, 7.125%, due October 15, 1998                         2,516,225
  3,000,000     U.S. Treasury notes, 8.875%, due February 15, 1999                        3,068,190
  2,000,000     U.S. Treasury notes, 7.000%, due April 15, 1999                           2,025,040
  2,000,000     U.S. Treasury notes, 9.125%, due May 15, 1999                             2,065,420
  3,000,000     U.S. Treasury notes, 6.375%, due July 15, 1999                            3,028,350
  3,000,000     U.S. Treasury notes, 7.125%, due September 30, 1999                       3,059,040
  1,500,000     U.S. Treasury notes, 6.000%, due October 15, 1999                         1,508,835
  2,500,000     U.S. Treasury notes, 7.875%, due November 15, 1999                        2,579,950
  3,000,000     U.S. Treasury notes, 6.375%, due January 15, 2000                         3,037,170
  2,000,000     U.S. Treasury notes, 8.500%, due February 15, 2000                        2,094,340
  3,000,000     U.S. Treasury notes, 6.875%, due March 31, 2000                           3,068,310
  3,000,000     U.S. Treasury notes, 5.500%, due April 15, 2000                           2,998,170
  5,000,000     U.S. Treasury notes, 6.250%, due May 31, 2000                             5,065,800
  3,000,000     U.S. Treasury notes, 8.750%, due August 15, 2000                          3,196,680
  3,000,000     U.S. Treasury notes, 8.500%, due November 15, 2000                        3,199,620
  4,200,000     U.S. Treasury notes, 7.750%, due February 15, 2001                        4,427,556
  5,000,000     U.S. Treasury notes, 6.375%, due March 31, 2001                           5,101,600
    625,000     U.S. Treasury bonds, 13.125%, due May 15, 2001                              752,200
  2,000,000     U.S. Treasury notes, 8.000%, due May 15, 2001                             2,130,060
    680,000     U.S. Treasury bonds, 13.375%, due August 15, 2001                           833,911
  4,000,000     U.S. Treasury notes, 7.875%, due August 15, 2001                          4,265,000
  5,500,000     U.S. Treasury notes, 7.500%, due November 15, 2001                        5,825,600
  5,000,000     U.S. Treasury bonds, 14.250%, due February 15, 2002                       6,433,850
  2,000,000     U.S. Treasury notes, 7.500%, due May 15, 2002                             2,132,860
  5,000,000     U.S. Treasury notes, 6.000%, due July 31, 2002                            5,071,900
  7,500,000     U.S. Treasury notes, 6.375%, due August 15, 2002                          7,714,350
  2,570,000     U.S. Treasury bonds, 11.625%, due November 15, 2002                       3,174,747
  5,000,000     U.S. Treasury notes, 6.250%, due February 15, 2003                        5,131,950
  3,000,000     U.S. Treasury bonds, 10.750%, due May 15, 2003                            3,656,100
  9,000,000     U.S. Treasury notes, 5.750%, due August 15, 2003                          9,068,490
  5,500,000     U.S. Treasury bonds, 11.875%, due November 15, 2003                       7,091,370
  9,000,000     U.S. Treasury notes, 5.875%, due February 15, 2004                        9,127,980
  9,000,000     U.S. Treasury notes, 7.250%, due May 15, 2004                             9,734,580
  6,000,000     U.S. Treasury notes, 7.250%, due August 15, 2004                          6,508,560
  1,500,000     U.S. Treasury bonds, 11.625%, due November 15, 2004                       1,979,835
  5,000,000     U.S. Treasury notes, 7.500%, due February 15, 2005                        5,514,650
  1,785,000     U.S. Treasury bonds, 8.250%, due May 15, 2005                             1,868,770


                                      7

                        STATE FARM BALANCED FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                  VALUE
                LONG-TERM U.S. TREASURY OBLIGATIONS (Continued)
$ 7,500,000     U.S. Treasury notes, 6.500%, due May 15, 2005                         $   7,875,000
  4,800,000     U.S. Treasury bonds, 10.750%, due August 15, 2005                         6,225,216
  6,000,000     U.S. Treasury notes, 5.875%, due November 15, 2005                        6,079,800
 11,500,000     U.S. Treasury bonds, 9.375%, due February 15, 2006                       14,143,275
  6,000,000     U.S. Treasury notes, 6.875%, due May 15, 2006                             6,456,900
  3,000,000     U.S. Treasury notes, 7.000%, due July 15, 2006                            3,253,980
  4,000,000     U.S. Treasury notes, 6.500%, due October 15, 2006                         4,215,080
 10,000,000     U.S. Treasury notes, 6.250%, due February 15, 2007                       10,395,200
 11,000,000     U.S. Treasury notes, 6.625%, due May 15, 2007                            11,717,750
  4,000,000     U.S. Treasury notes. 6.125%, due August 15, 2007                          4,128,680
  1,000,000     U.S. Treasury bonds, 10.375%, due November 15, 2009                       1,246,710
  7,000,000     U.S. Treasury bonds, 10.000%, due May 15, 2010                            8,684,480
                                                                                      -------------
                  Total long-term U.S. Government obligations
                  (cost: $233,656,615)                                                  237,503,280


                                      8

                        STATE FARM BALANCED FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                  VALUE
                                   SHORT-TERM INVESTMENTS (5.5%)
$27,250,000     U.S. Treasury bills, 4.935% to 5.03% effective yield, due June to
                to August, 1998                                                       $  27,129,270
  1,250,000     Ford Motor Credit Co., 5.54%, June, 1998                                  1,250,192
 18,700,000     General Motors Acceptance Corp., 5.53% to 5.54%, June, 1998              18,719,083
                                                                                      -------------
                  Total short-term investments (cost: $47,085,124)                       47,098,545
                                                                                      -------------

                TOTAL INVESTMENTS (99.7%) (cost: $518,449,724)                          848,583,808

                CASH AND OTHER ASSETS,
                  LESS LIABILITIES (.3%)                                                  2,720,833
                                                                                      -------------
                NET ASSETS (100%)                                                     $ 851,304,641
                                                                                      =============

Notes (a)  Non-income producing security.
      (b) At May 31, 1998, net unrealized appreciation of $330,134,084 consisted of gross unrealized appreciation of $333,608,911 and gross unrealized depreciation of $3,474,827 based on cost of $518,449,724 for federal income tax purposes.


               See accompanying notes to financial statements.

                        STATE FARM BALANCED FUND, INC.
                     STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 1998
                                 (UNAUDITED)

                                    ASSETS
Investments, at value (cost $518,449,724)                                       $ 848,583,808
Cash                                                                                1,076,849
Receivable for:
   Dividends and interest                                     $ 4,077,482
   Shares of the Fund sold                                         47,357
   Securities Sold                                                353,581
   Sundry                                                           4,725           4,483,145
                                                              -----------
Prepaid expenses                                                                       38,876
                                                                                -------------
   Total assets                                                                   854,182,678

                          LIABILITIES AND NET ASSETS

Payable for:
   Shares of the Fund redeemed                                  1,349,558
   Securities purchased                                         1,250,000
   Other accounts payable (including $254,203 to Manager)         278,479
                                                              -----------
      Total liabilities                                                             2,878,037
                                                                                -------------


Net assets applicable to 17,559,251 shares outstanding
   of $1.00 par value common stock (40,000,000
   shares authorized)                                                           $ 851,304,641
                                                                                =============

Net asset value, offering price and redemption
   price per share                                                              $       48.48
                                                                                =============

                            ANALYSIS OF NET ASSETS

Excess of amounts received from sales of shares
   over amounts paid on redemptions of shares
   on account of capital                                                        $ 495,627,139
Accumulated net realized loss on sales of investments                                (105,245)
Net unrealized appreciation of investments                                        330,134,084
Undistributed net investment income                                                25,648,663
                                                                                -------------
Net assets applicable to shares outstanding                                     $ 851,304,641
                                                                                =============

               See accompanying notes to financial statements.

                        STATE FARM BALANCED FUND, INC.
                           STATEMENTS OF OPERATIONS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                MAY 31, 1998        NOVEMBER 30,
                                                                 (UNAUDITED)            1997

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of
      $70,962 in 1998 and $64,379 in 1997)                      $  5,770,638          6,930,199
   Interest                                                        9,391,674         17,286,259
                                                                ------------       ------------
      Total investment income                                     15,162,312         24,216,458

EXPENSES:
   Investment advisory and management fees                           483,135            829,724
   Audit Fees                                                         10,850             21,151
   Legal Fees                                                          6,521              4,262
   ICI dues                                                            9,914             21,227
   Registration fees                                                  15,165             17,826
   Fidelity bond expense                                               2,500              4,990
   Directors' fees                                                     4,080              4,950
   Reports to shareowners                                              6,218             12,077
   Franchise taxes                                                     9,310             15,667
   Custodian fees                                                      7,593             22,820
   Securities evaluation fees                                          2,617              5,475
   Proxy and mailing expenses                                          4,701                 --
   Other                                                                  --                103
                                                                ------------       ------------
      Total expenses                                                 562,604            960,272
                                                                ------------       ------------
Net investment income                                             14,599,708         23,256,186

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on sales of investments                 (105,245)        11,354,841
   Change in net unrealized appreciation                          50,239,458         77,000,826
                                                                ------------       ------------

Net realized and unrealized gain on investments                   50,134,213         88,355,667
                                                                ------------       ------------

Net change in net assets resulting
   from operations                                              $ 64,733,921        111,611,853
                                                                ============       ============

               See accompanying notes to financial statements.

                        STATE FARM BALANCED FUND, INC.
                     STATEMENTS OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                                              MAY 31, 1998           1997               1996
                                                              (UNAUDITED)
From operations:
   Net investment income                                     $  14,599,708        23,256,186         19,974,713
   Net realized gain (loss) on sales of
      investments                                                 (105,245)       11,354,841         19,696,852
   Change in net unrealized appreciation                        50,239,458        77,000,826         44,174,789
                                                             -------------       -----------        -----------

   Net change in net assets resulting
      from operations                                           64,733,921       111,611,853         83,846,354

   Undistributed net investment
      income included in price of
      shares issued and redeemed                                   265,701           728,764          1,103,905

   Distributions to shareowners from:
      Net investment income (per share $.71
         in 1998, $1.47 in 1997 and $1.30 in
         1996)                                                 (11,859,036)      (22,824,265)       (17,457,079)
      Net realized gain (per share $.69
         in 1998, $1.325 in 1997 and $.19 in 1996)             (11,354,841)      (19,696,852)        (3,027,922)
                                                             -------------       -----------        -----------

   Total distributions to shareowners                          (23,213,877)      (42,521,117)       (20,485,001)

From Fund share transactions:
   Proceeds from shares sold                                    75,206,888       107,496,503        101,714,529
   Reinvestment of ordinary income dividends
      and capital gain distributions                            22,365,390        41,061,305         19,818,987
                                                             -------------       -----------        -----------
                                                                97,572,278       148,557,808        121,533,516
   Less payments for shares redeemed                            50,332,579        82,191,577         59,654,782
                                                             -------------       -----------        -----------
   Net increase in net assets from Fund
      share transactions                                        47,239,699        66,366,231         61,878,734
                                                             -------------       -----------        -----------
Total increase in net assets                                    89,025,444       136,185,731        126,343,992
Net assets:
   Beginning of period                                         762,279,197       626,093,466        499,749,474
                                                             -------------       -----------        -----------
   End of period (including undistributed
      net investment income of $25,648,663
      in 1998, $22,642,290 in 1997 and
      $21,481,605 in 1996)                                   $ 851,304,641       762,279,197        626,093,466
                                                             =============       ===========        ===========

                 See accompanying notes to financial statements

                        STATE FARM BALANCED FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (UNAUDITED)

1.   OBJECTIVE

     The investment objective of the State Farm Balanced Fund, Inc. (the Fund) is to provide its shareowners income and some long-term growth of both principal and income. The Fund seeks to achieve its objective by distributing its investments among common stocks, preferred stocks and bonds in varying proportions according to prevailing market conditions and the judgment of the Manager.

2.   SIGNIFICANT ACCOUNTING POLICIES

     SECURITY VALUATION -- Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities other than U.S. Treasury bills, are valued at amortized cost which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Directors or its delegate.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are reported on an identified cost basis.

     FUND SHARE VALUATION -- Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily as of 3:00 p.m. Bloomington, Illinois time on each business day other than weekend and holiday closings, except that the Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

     FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

     On June 12, 1998, an ordinary income dividend of $.83 per share was declared, payable June 15, 1998 (reinvestment date June 15, 1998) to shareowners of record on June 12, 1998.

     Dividends and distributions payable to its shareowners are recorded by the Fund on the ex-dividend date.

     EQUALIZATION ACCOUNTING -- A portion of proceeds from sales and payments on redemptions of Fund shares is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                        STATE FARM BALANCED FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (UNAUDITED)

3.   TRANSACTIONS WITH AFFILIATES

     The Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which the Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) of .20% of the first $100 million of average net assets, .15% of the next $100 million of average net assets and .10% of the average net assets in excess of $200 million. The Manager guarantees that all expenses of the Fund, including the compensation of the Manager but excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs, shall not exceed .40% of average net assets annually.

     Under the terms of this agreement, the Fund incurred fees of $483,135, for the six months ended May 31, 1998 and $829,724 for the year ended November 30, 1997. The Fund does not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

     Certain officers and/or directors of the Fund are also officers and/or directors of the Manager. The Fund made no payments to its officers or directors during the six months ended May 31, 1998 and the year ended November 30, 1997, except for directors' fees of $4,080 for the six months ended May 31, 1998 and $4,950 for the year ended November 30, 1997 paid to the Fund's independent directors.


4.   INVESTMENT TRANSACTIONS

     Investment transactions (exclusive of short-term instruments) are as follows:

                                   SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                     MAY 31, 1998           1997               1996
     Purchases                       $ 74,935,104        69,819,614        124,248,498
     Proceeds from sales               17,202,624        39,223,469         49,420,816
                                     ============        ==========        ===========


5.   FUND SHARE TRANSACTIONS

     Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following number of shares:

                                                    SIX MONTHS ENDED        YEAR ENDED NOVEMBER 30,
                                                      MAY 31, 1998          1997               1996
   Shares sold                                          1,600,162         2,605,702          2,713,063
   Shares issued in reinvestment of ordinary
      income dividends and capital gain
      distributions                                       487,688         1,017,327            525,667
                                                        ---------         ---------          ---------
                                                        2,087,850         3,623,029          3,238,730
   Less shares redeemed                                 1,066,793         1,979,036          1,579,058
                                                        ---------         ---------          ---------
   Net increase in shares
      outstanding                                       1,021,057         1,643,993          1,659,672
                                                        =========         =========          =========

                        STATE FARM BALANCED FUND, INC.
                             FINANCIAL HIGHLIGHTS

Per Share Income and Capital Changes (For a share outstanding throughout the period)

                                        SIX MONTHS ENDED                     YEAR ENDED NOVEMBER 30,
                                          MAY 31, 1998       1997         1996          1995       1994       1993
                                           (UNAUDITED)
Net Asset Value, Beginning of
     Period                                 $   46.09        42.04         37.76        31.12      30.88       31.24
     Income from Investment
     ----------------------
         Operations
         ----------
     Net Investment Income                        .80         1.40          1.39         1.25       1.03         .98
     Net Gains or Losses on
              Securities (both realized
                  and unrealized)                2.99         5.45          4.38         6.77        .17        (.09)
                                            -------------------------------------------------------------------------
     Total from Investment
         Operations                              3.79         6.85          5.77         8.02       1.20         .89
         Net investment income                   (.71)       (1.47)        (1.30)       (1.19)      (.89)      (1.01)
         Capital gains                           (.69)       (1.33)         (.19)        (.19)      (.07)       (.24)
                                            -------------------------------------------------------------------------
     Total Distributions                        (1.40)       (2.80)        (1.49)       (1.38)      (.96)      (1.25)
Net Asset Value, End of Period              $   48.48        46.09         42.04        37.76      31.12       30.88
                                            =========================================================================
Total Return                                     8.40%       17.33%        15.78%       26.53%      3.98%       2.91%
------------
Ratios/Supplemental Data
------------------------
Net assets, end of period
     (millions)                             $   851.3        762.3         626.1        499.7      370.5       327.8
Ratio of expenses to average
     net assets                                   .14%(a)      .14%          .15%         .17%(b)    .17%        .19%
Ratio of net investment income
     to average net assets                       3.58%(a)     3.42%         3.63%        3.66%      3.36%       3.20%
Portfolio turnover rate                             5%(a)        6%            9%           6%         4%          4%
Number of shares outstanding
     at end of period
         (millions)                              17.6         16.5          14.9         13.2       11.9        10.6

(a)  Determined on an annualized basis.
(b)  The ratio based on net custodian expenses would have been .16% in 1995.

             VOTING RESULTS OF THE SPECIAL MEETING OF SHAREOWNERS


At a Special Meeting of Shareowners of the Fund held on March 13, 1998, the following actions were taken:

A. The shareowners of the Fund elected the following individuals to serve on the Board of Directors until the next meeting of shareowners called for this purpose and until their successors shall be elected and qualified.

------------------------------------------------------------------------------
  Name of Director        Number of Votes For      Number of Votes Withheld
------------------------------------------------------------------------------
  Edward B. Rust, Jr.         11,284,096                    9,296
  Roger S. Joslin             11,331,739                    9,034
  Albert H. Hoopes            11,180,830                   13,695
  Davis U Merwin              11,274,657                    9,804
  James A. Shirk              11,295,015                   10,718
  Thomas M. Mengler           11,271,270                   11,169
------------------------------------------------------------------------------

B. The shareowners of the Fund approved the proposed bylaw amendment that would permit the board of directors to adopt further amendments without shareowner approval:

------------------------------------------------------------------------------
  Number of Votes For    Number of Votes Against   Number of Votes Withheld
------------------------------------------------------------------------------
       10,174,603               824,172                     421,295
------------------------------------------------------------------------------